Intangible assets and goodwill - Summary of Intangible Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	[1]	$ 1,040,849
Intangible assets and goodwill at end of period		700,326	$ 1,040,849	[1]
Additions to intangible assets		(296,079)	(209,101)	[2]	$ (435,584)	[2]
Investing Activities
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash-settled additions		224,876	157,373
Additions to intangible assets		(296,079)	(209,101)
Investing Activities | Trade payables
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions to intangible assets		(71,203)	(51,728)
Internally developed IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period		122,541
Intangible assets and goodwill at end of period		145,755	122,541
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period		7,285
Intangible assets and goodwill at end of period		9,679	7,285
Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period		865,055
Intangible assets and goodwill at end of period		489,904	865,055
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period		43,793
Intangible assets and goodwill at end of period		52,386	43,793
Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period		2,175
Intangible assets and goodwill at end of period		2,602	2,175
Acquisition cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period		2,323,782	2,208,765
Additions		350,733	297,380
Derecognition due to program changes		(23,080)	(984)
Effect of foreign currency exchange differences		414,957	(181,379)
Intangible assets and goodwill at end of period		3,066,392	2,323,782		2,208,765
Acquisition cost | Internally developed IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period		455,029	310,450
Additions		131,876	178,487
Derecognition due to program changes		(2,288)	0
Effect of foreign currency exchange differences		98,028	(33,908)
Intangible assets and goodwill at end of period		682,645	455,029		310,450
Acquisition cost | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period		11,665	11,380
Additions		3,136	2,592
Derecognition due to program changes		0	(984)
Effect of foreign currency exchange differences		2,376	(1,323)
Intangible assets and goodwill at end of period		17,177	11,665		11,380
Acquisition cost | Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period		1,811,120	1,836,487
Additions		215,721	116,301
Derecognition due to program changes		(20,792)	0
Effect of foreign currency exchange differences		305,533	(141,668)
Intangible assets and goodwill at end of period		2,311,582	1,811,120		1,836,487
Acquisition cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period		43,793	48,061
Additions		0	0
Derecognition due to program changes		0	0
Effect of foreign currency exchange differences		8,593	(4,268)
Intangible assets and goodwill at end of period		52,386	43,793		48,061
Acquisition cost | Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period		2,175	2,387
Additions		0	0
Derecognition due to program changes		0	0
Effect of foreign currency exchange differences		427	(212)
Intangible assets and goodwill at end of period		2,602	2,175		2,387
Accumulated depreciation & impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period		(1,282,933)	(790,058)
Amortization expense		(8,894)	(8,365)
Amortization expense capitalized into inventory		(82,033)	(51,173)
Impairment loss		804,974	476,860
Effect of foreign currency exchange differences		(187,232)	43,523
Intangible assets and goodwill at end of period		(2,366,066)	(1,282,933)		(790,058)
Accumulated depreciation & impairment | Internally developed IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period		(332,488)	(18,789)
Amortization expense		0	0
Amortization expense capitalized into inventory		(3,599)	(1,581)
Impairment loss		136,408	313,868
Effect of foreign currency exchange differences		(64,395)	1,750
Intangible assets and goodwill at end of period		(536,890)	(332,488)		(18,789)
Accumulated depreciation & impairment | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period		(4,380)	(1,548)
Amortization expense		(2,185)	(2,055)
Amortization expense capitalized into inventory		0	0
Impairment loss		117	1,029
Effect of foreign currency exchange differences		(816)	252
Intangible assets and goodwill at end of period		(7,498)	(4,380)		(1,548)
Accumulated depreciation & impairment | Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period		(946,065)	(769,721)
Amortization expense		(6,709)	(6,310)
Amortization expense capitalized into inventory		(78,434)	(49,592)
Impairment loss		668,449	161,963
Effect of foreign currency exchange differences		(122,021)	41,521
Intangible assets and goodwill at end of period		$ (1,821,678)	$ (946,065)		$ (769,721)

[1]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).
[2]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).